Consolidated Statements of Comprehensive Earnings - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings		$ 794	$ 692	$ 561
Other comprehensive earnings (loss), net of tax:
Unrealized gain (loss) on investments and other financial instruments, net (excluding investments in unconsolidated affiliates)	[1]	25	38	(38)
Unrealized gain on investments in unconsolidated affiliates	[2]	12	10	(27)
Unrealized gain (loss) on foreign currency translation and cash flow hedging	[3]	6	2	(8)
Reclassification adjustments for change in unrealized gains and losses included in net earnings	[4]	(3)	0	0
Minimum pension liability adjustment	[5]	9	6	2
Other comprehensive (loss) earnings		55	56	(71)
Comprehensive earnings		849	748	490
Less: Comprehensive earnings attributable to noncontrolling interests		25	41	34
Comprehensive earnings attributable to Fidelity National Financial Inc. Common Shareholders		824	707	456
FNF Group Common Stock
Other comprehensive earnings (loss), net of tax:
Comprehensive earnings attributable to Fidelity National Financial Inc. Common Shareholders		709	703	494
FNFV Group Common Stock
Other comprehensive earnings (loss), net of tax:
Comprehensive earnings attributable to Fidelity National Financial Inc. Common Shareholders		$ 115	$ 4	$ (38)

[1]	Net of income tax expense (benefit) of $16 million, $23 million, and $(23) million for the years ended December 31, 2017, 2016 and 2015, respectively.
[2]	Net of income tax expense (benefit) of $7 million, $6 million, and $(17) million for the years ended December 31, 2017, 2016 and 2015, respectively.
[3]	Net of income tax expense (benefit) of $4 million, $1 million, and $(7) million for the years ended December 31, 2017, 2016, and 2015, respectively.
[4]	Net of income tax expense of $2 million for the year ended December 31, 2017.
[5]	Net of income tax expense of $3 million for the years ended December 31, 2017, 2016, and 2015, respectively.